DEBT AND CREDIT FACILITIES - CALLABLE LONG-TERM DEBT (Details) $ in Millions	Dec. 31, 2016 USD ($)
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	$ 520
Callable Long term Debt Subject To Make Whole Provisions	12,844
Southern California Gas Company [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	4
Callable Long term Debt Subject To Make Whole Provisions	3,005
Other Sempra Energy [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	104
Callable Long term Debt Subject To Make Whole Provisions	6,042
San Diego Gas and Electric Company [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	412
Callable Long term Debt Subject To Make Whole Provisions	3,797
Otay Mesa Energy Center [Member]
Schedule Of Callable Long-term Debt [Line Items]
Callable Long-term Debt	$ 305